Licensed Copyrights, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Finite Lived License Agreements [Line Items]
Weighted-average useful life of licensed copyrights	2 years 9 months 18 days	2 years 9 months 18 days	2 years 6 months	3 years 6 months
Impairment charge on licensed copyrights	¥ 180,615	$ 26,269	¥ 390,235	¥ 212,219
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Amortization expense	¥ 12,055,624	$ 1,753,418	¥ 7,491,955	¥ 4,036,121